NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

SUPPLEMENT DATED OCTOBER 16, 2017

TO THE PROSPECTUS DATED FEBRUARY 28, 2017

The reorganization of Nuveen Large Cap Growth Opportunities Fund into Nuveen Large Cap Growth Fund is complete. Any references to Nuveen Large Cap Growth Opportunities Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-LCGOPP-1017P

NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

SUPPLEMENT DATED OCTOBER 16, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017

The reorganization of Nuveen Large Cap Growth Opportunities Fund into Nuveen Large Cap Growth Fund is complete. Any references to Nuveen Large Cap Growth Opportunities Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-LCGOPSAI-1017P